Document and Entity Information	Jun. 11, 2024
Document And Entity Information [Line Items]
Amendment Flag	true
Entity Central Index Key	0001633336
Document Type	8-K/A
Document Period End Date	Jun. 11, 2024
Entity Registrant Name	Crescent Capital BDC, Inc.
Entity Incorporation State Country Code	MD
Entity File Number	814-01132
Entity Tax Identification Number	47-3162282
Entity Address, Address Line One	11100 Santa Monica Blvd.
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90025
City Area Code	(310)
Local Phone Number	235-5900
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Description	This Amendment No. 1 on Form 8-K/A (“Amendment No. 1”) amends the Current Report of Crescent Capital BDC, Inc. (“the Company”) (NASDAQ: CCAP) dated June 11, 2024 (the “Original Filing”), as filed with the U.S. Securities and Exchange Commission on June 11, 2024. This Amendment No. 1 is being filed solely to reflect that, in lieu of a replay, a transcript of the Company’s Analyst & Investor Day will be made available on the Company’s website. Due to technical issues, a replay is unavailable. Except as noted above, no amendments were made to the Original Filing.
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.001 par value per share
Trading Symbol	CCAP
Security Exchange Name	NASDAQ
Deferrable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.00% Notes due 2026
Trading Symbol	FCRX
Security Exchange Name	NYSE